Schedule III - Real Estate Assets and Accumulated Depreciation (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 245,310
Initial cost, land and improvements	1,094,468
Initial cost, buildings and improvements	2,176,711
Costs capitalized subsequent to acquisition, carrying costs	113,792
Carrying amount, land and improvements	1,121,590
Carrying amount, buildings and improvements	2,263,381
Carrying amount, total	3,384,971	$ 2,329,080	$ 2,116,480
Accumulated depreciation	314,080	$ 222,557	$ 152,433
Federal income tax basis	3,400,000
Lakeside Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,344
Initial cost, buildings and improvements	5,247
Costs capitalized subsequent to acquisition, carrying costs	254
Carrying amount, land and improvements	3,398
Carrying amount, buildings and improvements	5,447
Carrying amount, total	8,845
Accumulated depreciation	$ 2,079
Date acquired	Dec. 10, 2010
Snow View Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,104
Initial cost, buildings and improvements	6,432
Costs capitalized subsequent to acquisition, carrying costs	467
Carrying amount, land and improvements	4,293
Carrying amount, buildings and improvements	6,710
Carrying amount, total	11,003
Accumulated depreciation	$ 2,923
Date acquired	Dec. 15, 2010
St. Charles Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,090
Initial cost, buildings and improvements	4,399
Costs capitalized subsequent to acquisition, carrying costs	212
Carrying amount, land and improvements	4,105
Carrying amount, buildings and improvements	4,596
Carrying amount, total	8,701
Accumulated depreciation	$ 2,093
Date acquired	Jun. 10, 2011
Centerpoint
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,404
Initial cost, buildings and improvements	4,361
Costs capitalized subsequent to acquisition, carrying costs	960
Carrying amount, land and improvements	2,749
Carrying amount, buildings and improvements	4,976
Carrying amount, total	7,725
Accumulated depreciation	$ 1,680
Date acquired	Oct. 14, 2011
Southampton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,670
Initial cost, buildings and improvements	5,176
Costs capitalized subsequent to acquisition, carrying costs	901
Carrying amount, land and improvements	2,826
Carrying amount, buildings and improvements	5,921
Carrying amount, total	8,747
Accumulated depreciation	$ 1,917
Date acquired	Oct. 14, 2011
Burwood Village Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,447
Initial cost, buildings and improvements	10,167
Costs capitalized subsequent to acquisition, carrying costs	356
Carrying amount, land and improvements	5,584
Carrying amount, buildings and improvements	10,386
Carrying amount, total	15,970
Accumulated depreciation	$ 3,623
Date acquired	Nov. 09, 2011
Cureton Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,896
Initial cost, buildings and improvements	6,197
Costs capitalized subsequent to acquisition, carrying costs	974
Carrying amount, land and improvements	5,655
Carrying amount, buildings and improvements	7,412
Carrying amount, total	13,067
Accumulated depreciation	$ 2,729
Date acquired	Dec. 29, 2011
Tramway Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,016
Initial cost, buildings and improvements	3,070
Costs capitalized subsequent to acquisition, carrying costs	639
Carrying amount, land and improvements	2,314
Carrying amount, buildings and improvements	3,411
Carrying amount, total	5,725
Accumulated depreciation	$ 1,373
Date acquired	Feb. 23, 2012
Westin Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,190
Initial cost, buildings and improvements	3,499
Costs capitalized subsequent to acquisition, carrying costs	555
Carrying amount, land and improvements	2,438
Carrying amount, buildings and improvements	3,806
Carrying amount, total	6,244
Accumulated depreciation	$ 1,463
Date acquired	Feb. 23, 2012
The Village at Glynn Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,202
Initial cost, buildings and improvements	6,095
Costs capitalized subsequent to acquisition, carrying costs	388
Carrying amount, land and improvements	5,268
Carrying amount, buildings and improvements	6,417
Carrying amount, total	11,685
Accumulated depreciation	$ 2,994
Date acquired	Apr. 27, 2012
Meadowthorpe Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,093
Initial cost, buildings and improvements	4,185
Costs capitalized subsequent to acquisition, carrying costs	492
Carrying amount, land and improvements	4,380
Carrying amount, buildings and improvements	4,390
Carrying amount, total	8,770
Accumulated depreciation	$ 1,692
Date acquired	May 09, 2012
New Windsor Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,867
Initial cost, buildings and improvements	1,329
Costs capitalized subsequent to acquisition, carrying costs	443
Carrying amount, land and improvements	4,038
Carrying amount, buildings and improvements	1,601
Carrying amount, total	5,639
Accumulated depreciation	$ 837
Date acquired	May 09, 2012
Vine Street Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,049
Initial cost, buildings and improvements	5,618
Costs capitalized subsequent to acquisition, carrying costs	368
Carrying amount, land and improvements	7,076
Carrying amount, buildings and improvements	5,959
Carrying amount, total	13,035
Accumulated depreciation	$ 2,355
Date acquired	Jun. 04, 2012
Northtowne Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,844
Initial cost, buildings and improvements	7,210
Costs capitalized subsequent to acquisition, carrying costs	598
Carrying amount, land and improvements	3,330
Carrying amount, buildings and improvements	7,322
Carrying amount, total	10,652
Accumulated depreciation	$ 3,047
Date acquired	Jun. 19, 2012
Brentwood Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,106
Initial cost, buildings and improvements	8,025
Costs capitalized subsequent to acquisition, carrying costs	886
Carrying amount, land and improvements	6,145
Carrying amount, buildings and improvements	8,872
Carrying amount, total	15,017
Accumulated depreciation	$ 2,693
Date acquired	Jul. 05, 2012
Sidney Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,430
Initial cost, buildings and improvements	3,802
Costs capitalized subsequent to acquisition, carrying costs	1,193
Carrying amount, land and improvements	1,953
Carrying amount, buildings and improvements	4,472
Carrying amount, total	6,425
Accumulated depreciation	$ 1,752
Date acquired	Aug. 02, 2012
Broadway Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,198
Initial cost, land and improvements	4,979
Initial cost, buildings and improvements	7,169
Costs capitalized subsequent to acquisition, carrying costs	1,008
Carrying amount, land and improvements	5,433
Carrying amount, buildings and improvements	7,723
Carrying amount, total	13,156
Accumulated depreciation	$ 2,660
Date acquired	Aug. 13, 2012
Richmond Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,157
Initial cost, buildings and improvements	11,244
Costs capitalized subsequent to acquisition, carrying costs	1,357
Carrying amount, land and improvements	7,433
Carrying amount, buildings and improvements	12,325
Carrying amount, total	19,758
Accumulated depreciation	$ 4,010
Date acquired	Aug. 30, 2012
Publix at Northridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,671
Initial cost, buildings and improvements	5,632
Costs capitalized subsequent to acquisition, carrying costs	350
Carrying amount, land and improvements	5,753
Carrying amount, buildings and improvements	5,900
Carrying amount, total	11,653
Accumulated depreciation	$ 1,845
Date acquired	Aug. 30, 2012
Baker Hill Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,068
Initial cost, buildings and improvements	13,737
Costs capitalized subsequent to acquisition, carrying costs	1,240
Carrying amount, land and improvements	7,229
Carrying amount, buildings and improvements	14,816
Carrying amount, total	22,045
Accumulated depreciation	$ 3,957
Date acquired	Sep. 06, 2012
New Prague Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,248
Initial cost, buildings and improvements	6,605
Costs capitalized subsequent to acquisition, carrying costs	146
Carrying amount, land and improvements	3,360
Carrying amount, buildings and improvements	6,639
Carrying amount, total	9,999
Accumulated depreciation	$ 1,858
Date acquired	Oct. 12, 2012
Brook Park Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 947
Initial cost, land and improvements	2,545
Initial cost, buildings and improvements	7,594
Costs capitalized subsequent to acquisition, carrying costs	548
Carrying amount, land and improvements	2,737
Carrying amount, buildings and improvements	7,950
Carrying amount, total	10,687
Accumulated depreciation	$ 2,389
Date acquired	Oct. 23, 2012
Heron Creek Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,062
Initial cost, buildings and improvements	4,082
Costs capitalized subsequent to acquisition, carrying costs	168
Carrying amount, land and improvements	4,102
Carrying amount, buildings and improvements	4,210
Carrying amount, total	8,312
Accumulated depreciation	$ 1,388
Date acquired	Dec. 17, 2012
Quartz Hill Towne Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,352
Initial cost, buildings and improvements	13,529
Costs capitalized subsequent to acquisition, carrying costs	301
Carrying amount, land and improvements	6,482
Carrying amount, buildings and improvements	13,700
Carrying amount, total	20,182
Accumulated depreciation	$ 3,385
Date acquired	Dec. 26, 2012
Hilfiker Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,455
Initial cost, buildings and improvements	4,750
Costs capitalized subsequent to acquisition, carrying costs	50
Carrying amount, land and improvements	2,498
Carrying amount, buildings and improvements	4,757
Carrying amount, total	7,255
Accumulated depreciation	$ 1,089
Date acquired	Dec. 28, 2012
Village One Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,166
Initial cost, buildings and improvements	18,752
Costs capitalized subsequent to acquisition, carrying costs	486
Carrying amount, land and improvements	5,223
Carrying amount, buildings and improvements	19,181
Carrying amount, total	24,404
Accumulated depreciation	$ 3,896
Date acquired	Dec. 28, 2012
Butler Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,925
Initial cost, buildings and improvements	6,129
Costs capitalized subsequent to acquisition, carrying costs	929
Carrying amount, land and improvements	4,251
Carrying amount, buildings and improvements	6,732
Carrying amount, total	10,983
Accumulated depreciation	$ 1,889
Date acquired	Jan. 15, 2013
Fairview Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,563
Initial cost, buildings and improvements	5,266
Costs capitalized subsequent to acquisition, carrying costs	274
Carrying amount, land and improvements	3,714
Carrying amount, buildings and improvements	5,389
Carrying amount, total	9,103
Accumulated depreciation	$ 1,503
Date acquired	Jan. 15, 2013
Grassland Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,680
Initial cost, buildings and improvements	5,791
Costs capitalized subsequent to acquisition, carrying costs	687
Carrying amount, land and improvements	3,790
Carrying amount, buildings and improvements	6,368
Carrying amount, total	10,158
Accumulated depreciation	$ 1,794
Date acquired	Jan. 15, 2013
Hamilton Ridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,054
Initial cost, buildings and improvements	7,168
Costs capitalized subsequent to acquisition, carrying costs	534
Carrying amount, land and improvements	4,163
Carrying amount, buildings and improvements	7,593
Carrying amount, total	11,756
Accumulated depreciation	$ 2,047
Date acquired	Jan. 15, 2013
Mableton Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,426
Initial cost, buildings and improvements	6,413
Costs capitalized subsequent to acquisition, carrying costs	932
Carrying amount, land and improvements	4,591
Carrying amount, buildings and improvements	7,180
Carrying amount, total	11,771
Accumulated depreciation	$ 1,927
Date acquired	Jan. 15, 2013
The Shops at Westridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,788
Initial cost, buildings and improvements	3,901
Costs capitalized subsequent to acquisition, carrying costs	461
Carrying amount, land and improvements	2,807
Carrying amount, buildings and improvements	4,343
Carrying amount, total	7,150
Accumulated depreciation	$ 1,239
Date acquired	Jan. 15, 2013
Fairlawn Town Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	10,397
Initial cost, buildings and improvements	29,005
Costs capitalized subsequent to acquisition, carrying costs	2,042
Carrying amount, land and improvements	10,928
Carrying amount, buildings and improvements	30,516
Carrying amount, total	41,444
Accumulated depreciation	$ 8,232
Date acquired	Jan. 30, 2013
Macland Pointe
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,450
Initial cost, buildings and improvements	5,364
Costs capitalized subsequent to acquisition, carrying costs	825
Carrying amount, land and improvements	3,720
Carrying amount, buildings and improvements	5,919
Carrying amount, total	9,639
Accumulated depreciation	$ 1,712
Date acquired	Feb. 13, 2013
Murray Landing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,927
Initial cost, buildings and improvements	6,856
Costs capitalized subsequent to acquisition, carrying costs	1,339
Carrying amount, land and improvements	3,160
Carrying amount, buildings and improvements	7,962
Carrying amount, total	11,122
Accumulated depreciation	$ 1,730
Date acquired	Mar. 21, 2013
Vineyard Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,761
Initial cost, buildings and improvements	4,221
Costs capitalized subsequent to acquisition, carrying costs	276
Carrying amount, land and improvements	2,817
Carrying amount, buildings and improvements	4,441
Carrying amount, total	7,258
Accumulated depreciation	$ 1,126
Date acquired	Mar. 21, 2013
Kleinwood Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	11,477
Initial cost, buildings and improvements	18,954
Costs capitalized subsequent to acquisition, carrying costs	848
Carrying amount, land and improvements	11,593
Carrying amount, buildings and improvements	19,686
Carrying amount, total	31,279
Accumulated depreciation	$ 4,763
Date acquired	Mar. 21, 2013
Lutz Lake Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,636
Initial cost, buildings and improvements	6,601
Costs capitalized subsequent to acquisition, carrying costs	314
Carrying amount, land and improvements	2,719
Carrying amount, buildings and improvements	6,832
Carrying amount, total	9,551
Accumulated depreciation	$ 1,483
Date acquired	Apr. 04, 2013
Publix at Seven Hills
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,171
Initial cost, buildings and improvements	5,642
Costs capitalized subsequent to acquisition, carrying costs	560
Carrying amount, land and improvements	2,407
Carrying amount, buildings and improvements	5,966
Carrying amount, total	8,373
Accumulated depreciation	$ 1,360
Date acquired	Apr. 04, 2013
Hartville Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,069
Initial cost, buildings and improvements	3,692
Costs capitalized subsequent to acquisition, carrying costs	1,335
Carrying amount, land and improvements	2,383
Carrying amount, buildings and improvements	4,713
Carrying amount, total	7,096
Accumulated depreciation	$ 1,167
Date acquired	Apr. 23, 2013
Sunset Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,933
Initial cost, buildings and improvements	14,939
Costs capitalized subsequent to acquisition, carrying costs	647
Carrying amount, land and improvements	7,998
Carrying amount, buildings and improvements	15,521
Carrying amount, total	23,519
Accumulated depreciation	$ 3,357
Date acquired	May 31, 2013
Savage Town Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,106
Initial cost, buildings and improvements	9,409
Costs capitalized subsequent to acquisition, carrying costs	227
Carrying amount, land and improvements	4,230
Carrying amount, buildings and improvements	9,512
Carrying amount, total	13,742
Accumulated depreciation	$ 2,144
Date acquired	Jun. 19, 2013
Northcross
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	30,725
Initial cost, buildings and improvements	25,627
Costs capitalized subsequent to acquisition, carrying costs	900
Carrying amount, land and improvements	30,913
Carrying amount, buildings and improvements	26,339
Carrying amount, total	57,252
Accumulated depreciation	$ 5,691
Date acquired	Jun. 24, 2013
Glenwood Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,872
Initial cost, buildings and improvements	9,914
Costs capitalized subsequent to acquisition, carrying costs	419
Carrying amount, land and improvements	1,938
Carrying amount, buildings and improvements	10,267
Carrying amount, total	12,205
Accumulated depreciation	$ 1,906
Date acquired	Jun. 27, 2013
Pavilions at San Mateo
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,471
Initial cost, buildings and improvements	18,725
Costs capitalized subsequent to acquisition, carrying costs	754
Carrying amount, land and improvements	6,649
Carrying amount, buildings and improvements	19,301
Carrying amount, total	25,950
Accumulated depreciation	$ 3,886
Date acquired	Jun. 27, 2013
Shiloh Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,685
Initial cost, buildings and improvements	8,728
Costs capitalized subsequent to acquisition, carrying costs	1,094
Carrying amount, land and improvements	4,804
Carrying amount, buildings and improvements	9,703
Carrying amount, total	14,507
Accumulated depreciation	$ 2,025
Date acquired	Jun. 27, 2013
Boronda Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	9,027
Initial cost, buildings and improvements	11,870
Costs capitalized subsequent to acquisition, carrying costs	424
Carrying amount, land and improvements	9,128
Carrying amount, buildings and improvements	12,193
Carrying amount, total	21,321
Accumulated depreciation	$ 2,430
Date acquired	Jul. 03, 2013
Westwoods Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,706
Initial cost, buildings and improvements	11,115
Costs capitalized subsequent to acquisition, carrying costs	379
Carrying amount, land and improvements	3,946
Carrying amount, buildings and improvements	11,254
Carrying amount, total	15,200
Accumulated depreciation	$ 2,287
Date acquired	Aug. 08, 2013
Paradise Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,204
Initial cost, buildings and improvements	6,064
Costs capitalized subsequent to acquisition, carrying costs	574
Carrying amount, land and improvements	2,360
Carrying amount, buildings and improvements	6,482
Carrying amount, total	8,842
Accumulated depreciation	$ 1,341
Date acquired	Aug. 13, 2013
Contra Loma Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,846
Initial cost, buildings and improvements	3,926
Costs capitalized subsequent to acquisition, carrying costs	1,483
Carrying amount, land and improvements	3,430
Carrying amount, buildings and improvements	4,825
Carrying amount, total	8,255
Accumulated depreciation	$ 881
Date acquired	Aug. 19, 2013
South Oaks Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,938
Initial cost, buildings and improvements	6,634
Costs capitalized subsequent to acquisition, carrying costs	363
Carrying amount, land and improvements	2,020
Carrying amount, buildings and improvements	6,915
Carrying amount, total	8,935
Accumulated depreciation	$ 1,338
Date acquired	Aug. 21, 2013
Yorktown Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,736
Initial cost, buildings and improvements	15,395
Costs capitalized subsequent to acquisition, carrying costs	1,136
Carrying amount, land and improvements	3,988
Carrying amount, buildings and improvements	16,279
Carrying amount, total	20,267
Accumulated depreciation	$ 3,788
Date acquired	Aug. 30, 2013
Stockbridge Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,818
Initial cost, buildings and improvements	9,281
Costs capitalized subsequent to acquisition, carrying costs	427
Carrying amount, land and improvements	4,910
Carrying amount, buildings and improvements	9,616
Carrying amount, total	14,526
Accumulated depreciation	$ 2,015
Date acquired	Sep. 03, 2013
Dyer Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 9,810
Initial cost, land and improvements	6,017
Initial cost, buildings and improvements	10,214
Costs capitalized subsequent to acquisition, carrying costs	359
Carrying amount, land and improvements	6,148
Carrying amount, buildings and improvements	10,442
Carrying amount, total	16,590
Accumulated depreciation	$ 2,178
Date acquired	Sep. 04, 2013
East Burnside Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,484
Initial cost, buildings and improvements	5,422
Costs capitalized subsequent to acquisition, carrying costs	83
Carrying amount, land and improvements	2,554
Carrying amount, buildings and improvements	5,435
Carrying amount, total	7,989
Accumulated depreciation	$ 884
Date acquired	Sep. 12, 2013
Red Maple Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	9,250
Initial cost, buildings and improvements	19,466
Costs capitalized subsequent to acquisition, carrying costs	288
Carrying amount, land and improvements	9,384
Carrying amount, buildings and improvements	19,620
Carrying amount, total	29,004
Accumulated depreciation	$ 3,256
Date acquired	Sep. 18, 2013
Crystal Beach Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,335
Initial cost, buildings and improvements	7,918
Costs capitalized subsequent to acquisition, carrying costs	423
Carrying amount, land and improvements	2,400
Carrying amount, buildings and improvements	8,276
Carrying amount, total	10,676
Accumulated depreciation	$ 1,553
Date acquired	Sep. 25, 2013
CitiCentre Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	770
Initial cost, buildings and improvements	2,530
Costs capitalized subsequent to acquisition, carrying costs	251
Carrying amount, land and improvements	982
Carrying amount, buildings and improvements	2,569
Carrying amount, total	3,551
Accumulated depreciation	$ 605
Date acquired	Oct. 02, 2013
Duck Creek Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,611
Initial cost, buildings and improvements	13,007
Costs capitalized subsequent to acquisition, carrying costs	991
Carrying amount, land and improvements	5,102
Carrying amount, buildings and improvements	13,507
Carrying amount, total	18,609
Accumulated depreciation	$ 2,613
Date acquired	Oct. 08, 2013
Cahill Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,587
Initial cost, buildings and improvements	5,113
Costs capitalized subsequent to acquisition, carrying costs	560
Carrying amount, land and improvements	2,876
Carrying amount, buildings and improvements	5,384
Carrying amount, total	8,260
Accumulated depreciation	$ 1,110
Date acquired	Oct. 09, 2013
Pioneer Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,948
Initial cost, buildings and improvements	5,680
Costs capitalized subsequent to acquisition, carrying costs	456
Carrying amount, land and improvements	5,117
Carrying amount, buildings and improvements	5,967
Carrying amount, total	11,084
Accumulated depreciation	$ 1,275
Date acquired	Oct. 18, 2013
Fresh Market
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,459
Initial cost, buildings and improvements	17,773
Costs capitalized subsequent to acquisition, carrying costs	443
Carrying amount, land and improvements	4,746
Carrying amount, buildings and improvements	17,929
Carrying amount, total	22,675
Accumulated depreciation	$ 2,106
Date acquired	Oct. 22, 2013
Courthouse Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,131
Initial cost, buildings and improvements	8,061
Costs capitalized subsequent to acquisition, carrying costs	846
Carrying amount, land and improvements	6,388
Carrying amount, buildings and improvements	8,650
Carrying amount, total	15,038
Accumulated depreciation	$ 1,671
Date acquired	Oct. 25, 2013
Hastings Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,980
Initial cost, buildings and improvements	10,044
Costs capitalized subsequent to acquisition, carrying costs	273
Carrying amount, land and improvements	4,118
Carrying amount, buildings and improvements	10,179
Carrying amount, total	14,297
Accumulated depreciation	$ 2,012
Date acquired	Nov. 06, 2013
Shoppes of Paradise Lakes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,484
Initial cost, land and improvements	5,811
Initial cost, buildings and improvements	6,019
Costs capitalized subsequent to acquisition, carrying costs	411
Carrying amount, land and improvements	6,037
Carrying amount, buildings and improvements	6,204
Carrying amount, total	12,241
Accumulated depreciation	$ 1,409
Date acquired	Nov. 07, 2013
Coquina Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,715
Initial cost, land and improvements	9,458
Initial cost, buildings and improvements	11,770
Costs capitalized subsequent to acquisition, carrying costs	406
Carrying amount, land and improvements	9,512
Carrying amount, buildings and improvements	12,122
Carrying amount, total	21,634
Accumulated depreciation	$ 2,262
Date acquired	Nov. 07, 2013
Butler's Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,338
Initial cost, buildings and improvements	6,682
Costs capitalized subsequent to acquisition, carrying costs	783
Carrying amount, land and improvements	1,395
Carrying amount, buildings and improvements	7,408
Carrying amount, total	8,803
Accumulated depreciation	$ 1,422
Date acquired	Nov. 07, 2013
Lakewood Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,495
Initial cost, buildings and improvements	10,028
Costs capitalized subsequent to acquisition, carrying costs	655
Carrying amount, land and improvements	4,534
Carrying amount, buildings and improvements	10,644
Carrying amount, total	15,178
Accumulated depreciation	$ 2,306
Date acquired	Nov. 07, 2013
Collington Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	12,207
Initial cost, buildings and improvements	15,142
Costs capitalized subsequent to acquisition, carrying costs	540
Carrying amount, land and improvements	12,379
Carrying amount, buildings and improvements	15,510
Carrying amount, total	27,889
Accumulated depreciation	$ 2,744
Date acquired	Nov. 21, 2013
Golden Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,066
Initial cost, buildings and improvements	10,166
Costs capitalized subsequent to acquisition, carrying costs	1,265
Carrying amount, land and improvements	7,305
Carrying amount, buildings and improvements	11,192
Carrying amount, total	18,497
Accumulated depreciation	$ 2,239
Date acquired	Nov. 22, 2013
Northstar Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,810
Initial cost, buildings and improvements	9,204
Costs capitalized subsequent to acquisition, carrying costs	482
Carrying amount, land and improvements	2,848
Carrying amount, buildings and improvements	9,648
Carrying amount, total	12,496
Accumulated depreciation	$ 1,921
Date acquired	Nov. 27, 2013
Bear Creek Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,677
Initial cost, buildings and improvements	17,611
Costs capitalized subsequent to acquisition, carrying costs	115
Carrying amount, land and improvements	5,737
Carrying amount, buildings and improvements	17,666
Carrying amount, total	23,403
Accumulated depreciation	$ 3,398
Date acquired	Dec. 19, 2013
Flag City Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,685
Initial cost, buildings and improvements	9,630
Costs capitalized subsequent to acquisition, carrying costs	411
Carrying amount, land and improvements	4,775
Carrying amount, buildings and improvements	9,951
Carrying amount, total	14,726
Accumulated depreciation	$ 2,119
Date acquired	Dec. 19, 2013
Southern Hills Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	778
Initial cost, buildings and improvements	1,481
Costs capitalized subsequent to acquisition, carrying costs	53
Carrying amount, land and improvements	801
Carrying amount, buildings and improvements	1,511
Carrying amount, total	2,312
Accumulated depreciation	$ 357
Date acquired	Dec. 19, 2013
Sulphur Grove
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	553
Initial cost, buildings and improvements	2,142
Costs capitalized subsequent to acquisition, carrying costs	129
Carrying amount, land and improvements	605
Carrying amount, buildings and improvements	2,219
Carrying amount, total	2,824
Accumulated depreciation	$ 399
Date acquired	Dec. 19, 2013
East Side Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	394
Initial cost, buildings and improvements	963
Costs capitalized subsequent to acquisition, carrying costs	64
Carrying amount, land and improvements	407
Carrying amount, buildings and improvements	1,014
Carrying amount, total	1,421
Accumulated depreciation	$ 236
Date acquired	Dec. 19, 2013
Hoke Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	481
Initial cost, buildings and improvements	1,059
Costs capitalized subsequent to acquisition, carrying costs	220
Carrying amount, land and improvements	509
Carrying amount, buildings and improvements	1,251
Carrying amount, total	1,760
Accumulated depreciation	$ 239
Date acquired	Dec. 19, 2013
Town & Country Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,360
Initial cost, buildings and improvements	16,269
Costs capitalized subsequent to acquisition, carrying costs	266
Carrying amount, land and improvements	7,371
Carrying amount, buildings and improvements	16,524
Carrying amount, total	23,895
Accumulated depreciation	$ 3,474
Date acquired	Dec. 19, 2013
Sterling Pointe Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,038
Initial cost, buildings and improvements	20,822
Costs capitalized subsequent to acquisition, carrying costs	1,101
Carrying amount, land and improvements	7,255
Carrying amount, buildings and improvements	21,706
Carrying amount, total	28,961
Accumulated depreciation	$ 3,373
Date acquired	Dec. 20, 2013
Southgate Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,434
Initial cost, buildings and improvements	8,357
Costs capitalized subsequent to acquisition, carrying costs	623
Carrying amount, land and improvements	2,760
Carrying amount, buildings and improvements	8,654
Carrying amount, total	11,414
Accumulated depreciation	$ 1,729
Date acquired	Dec. 20, 2013
Arcadia Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,774
Initial cost, buildings and improvements	6,904
Costs capitalized subsequent to acquisition, carrying costs	494
Carrying amount, land and improvements	5,901
Carrying amount, buildings and improvements	7,271
Carrying amount, total	13,172
Accumulated depreciation	$ 1,400
Date acquired	Dec. 30, 2013
Stop & Shop Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,385
Initial cost, land and improvements	8,892
Initial cost, buildings and improvements	15,028
Costs capitalized subsequent to acquisition, carrying costs	793
Carrying amount, land and improvements	9,202
Carrying amount, buildings and improvements	15,511
Carrying amount, total	24,713
Accumulated depreciation	$ 2,939
Date acquired	Dec. 30, 2013
Fairacres Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,542
Initial cost, buildings and improvements	5,190
Costs capitalized subsequent to acquisition, carrying costs	395
Carrying amount, land and improvements	3,776
Carrying amount, buildings and improvements	5,351
Carrying amount, total	9,127
Accumulated depreciation	$ 1,303
Date acquired	Jan. 21, 2014
Savoy Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,304
Initial cost, buildings and improvements	10,895
Costs capitalized subsequent to acquisition, carrying costs	448
Carrying amount, land and improvements	4,373
Carrying amount, buildings and improvements	11,274
Carrying amount, total	15,647
Accumulated depreciation	$ 2,264
Date acquired	Jan. 31, 2014
The Shops of Uptown
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,744
Initial cost, buildings and improvements	16,884
Costs capitalized subsequent to acquisition, carrying costs	537
Carrying amount, land and improvements	7,857
Carrying amount, buildings and improvements	17,308
Carrying amount, total	25,165
Accumulated depreciation	$ 2,700
Date acquired	Feb. 25, 2014
Chapel Hill North
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,196
Initial cost, land and improvements	4,776
Initial cost, buildings and improvements	10,190
Costs capitalized subsequent to acquisition, carrying costs	783
Carrying amount, land and improvements	5,009
Carrying amount, buildings and improvements	10,740
Carrying amount, total	15,749
Accumulated depreciation	$ 2,034
Date acquired	Feb. 28, 2014
Winchester Gateway
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	9,342
Initial cost, buildings and improvements	23,468
Costs capitalized subsequent to acquisition, carrying costs	1,659
Carrying amount, land and improvements	9,548
Carrying amount, buildings and improvements	24,921
Carrying amount, total	34,469
Accumulated depreciation	$ 4,037
Date acquired	Mar. 05, 2014
Stonewall Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,929
Initial cost, buildings and improvements	16,642
Costs capitalized subsequent to acquisition, carrying costs	605
Carrying amount, land and improvements	7,954
Carrying amount, buildings and improvements	17,222
Carrying amount, total	25,176
Accumulated depreciation	$ 2,911
Date acquired	Mar. 05, 2014
Coppell Market Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,359
Initial cost, land and improvements	4,869
Initial cost, buildings and improvements	12,237
Costs capitalized subsequent to acquisition, carrying costs	89
Carrying amount, land and improvements	4,917
Carrying amount, buildings and improvements	12,278
Carrying amount, total	17,195
Accumulated depreciation	$ 2,038
Date acquired	Mar. 05, 2014
Harrison Pointe
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	10,006
Initial cost, buildings and improvements	11,208
Costs capitalized subsequent to acquisition, carrying costs	422
Carrying amount, land and improvements	10,155
Carrying amount, buildings and improvements	11,481
Carrying amount, total	21,636
Accumulated depreciation	$ 2,718
Date acquired	Mar. 11, 2014
Town Fair Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,108
Initial cost, buildings and improvements	14,411
Costs capitalized subsequent to acquisition, carrying costs	2,712
Carrying amount, land and improvements	8,339
Carrying amount, buildings and improvements	16,892
Carrying amount, total	25,231
Accumulated depreciation	$ 3,162
Date acquired	Mar. 12, 2014
Villages at Eagles Landing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 2,096
Initial cost, land and improvements	2,824
Initial cost, buildings and improvements	5,515
Costs capitalized subsequent to acquisition, carrying costs	538
Carrying amount, land and improvements	2,940
Carrying amount, buildings and improvements	5,937
Carrying amount, total	8,877
Accumulated depreciation	$ 1,311
Date acquired	Mar. 13, 2014
Towne Centre at Wesley Chapel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,465
Initial cost, buildings and improvements	5,554
Costs capitalized subsequent to acquisition, carrying costs	201
Carrying amount, land and improvements	2,574
Carrying amount, buildings and improvements	5,646
Carrying amount, total	8,220
Accumulated depreciation	$ 1,063
Date acquired	Mar. 14, 2014
Dean Taylor Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,903
Initial cost, buildings and improvements	8,192
Costs capitalized subsequent to acquisition, carrying costs	181
Carrying amount, land and improvements	3,995
Carrying amount, buildings and improvements	8,281
Carrying amount, total	12,276
Accumulated depreciation	$ 1,707
Date acquired	Mar. 14, 2014
Champions Gate Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,813
Initial cost, buildings and improvements	6,060
Costs capitalized subsequent to acquisition, carrying costs	211
Carrying amount, land and improvements	1,880
Carrying amount, buildings and improvements	6,204
Carrying amount, total	8,084
Accumulated depreciation	$ 1,225
Date acquired	Mar. 14, 2014
Goolsby Pointe
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,131
Initial cost, buildings and improvements	5,341
Costs capitalized subsequent to acquisition, carrying costs	284
Carrying amount, land and improvements	4,169
Carrying amount, buildings and improvements	5,587
Carrying amount, total	9,756
Accumulated depreciation	$ 1,183
Date acquired	Mar. 14, 2014
Statler Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,636
Initial cost, land and improvements	4,108
Initial cost, buildings and improvements	9,072
Costs capitalized subsequent to acquisition, carrying costs	743
Carrying amount, land and improvements	4,523
Carrying amount, buildings and improvements	9,400
Carrying amount, total	13,923
Accumulated depreciation	$ 1,827
Date acquired	Mar. 21, 2014
Burbank Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,971
Initial cost, buildings and improvements	4,546
Costs capitalized subsequent to acquisition, carrying costs	3,110
Carrying amount, land and improvements	3,477
Carrying amount, buildings and improvements	7,150
Carrying amount, total	10,627
Accumulated depreciation	$ 1,153
Date acquired	Mar. 25, 2014
Hamilton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	11,691
Initial cost, buildings and improvements	18,968
Costs capitalized subsequent to acquisition, carrying costs	1,508
Carrying amount, land and improvements	12,234
Carrying amount, buildings and improvements	19,933
Carrying amount, total	32,167
Accumulated depreciation	$ 3,956
Date acquired	Apr. 03, 2014
Waynesboro Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,597
Initial cost, buildings and improvements	8,334
Costs capitalized subsequent to acquisition, carrying costs	102
Carrying amount, land and improvements	5,642
Carrying amount, buildings and improvements	8,391
Carrying amount, total	14,033
Accumulated depreciation	$ 1,593
Date acquired	Apr. 30, 2014
Southwest Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	16,019
Initial cost, buildings and improvements	11,270
Costs capitalized subsequent to acquisition, carrying costs	2,064
Carrying amount, land and improvements	16,080
Carrying amount, buildings and improvements	13,273
Carrying amount, total	29,353
Accumulated depreciation	$ 2,336
Date acquired	May 05, 2014
Hampton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,456
Initial cost, buildings and improvements	7,254
Costs capitalized subsequent to acquisition, carrying costs	2,580
Carrying amount, land and improvements	5,741
Carrying amount, buildings and improvements	9,549
Carrying amount, total	15,290
Accumulated depreciation	$ 1,776
Date acquired	May 21, 2014
Central Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,144
Initial cost, buildings and improvements	6,931
Costs capitalized subsequent to acquisition, carrying costs	1,451
Carrying amount, land and improvements	6,380
Carrying amount, buildings and improvements	8,146
Carrying amount, total	14,526
Accumulated depreciation	$ 1,446
Date acquired	May 23, 2014
Kirkwood Market Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,786
Initial cost, buildings and improvements	9,697
Costs capitalized subsequent to acquisition, carrying costs	392
Carrying amount, land and improvements	5,897
Carrying amount, buildings and improvements	9,978
Carrying amount, total	15,875
Accumulated depreciation	$ 1,607
Date acquired	May 23, 2014
Fairview Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,787
Initial cost, buildings and improvements	8,500
Costs capitalized subsequent to acquisition, carrying costs	186
Carrying amount, land and improvements	2,879
Carrying amount, buildings and improvements	8,594
Carrying amount, total	11,473
Accumulated depreciation	$ 1,343
Date acquired	May 27, 2014
Broadway Promenade
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,832
Initial cost, buildings and improvements	6,795
Costs capitalized subsequent to acquisition, carrying costs	176
Carrying amount, land and improvements	3,863
Carrying amount, buildings and improvements	6,940
Carrying amount, total	10,803
Accumulated depreciation	$ 1,067
Date acquired	May 28, 2014
Townfair Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 14,142
Initial cost, land and improvements	7,007
Initial cost, buildings and improvements	13,233
Costs capitalized subsequent to acquisition, carrying costs	1,049
Carrying amount, land and improvements	7,190
Carrying amount, buildings and improvements	14,099
Carrying amount, total	21,289
Accumulated depreciation	$ 2,421
Date acquired	May 29, 2014
Deerwood Lake Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,198
Initial cost, buildings and improvements	8,878
Costs capitalized subsequent to acquisition, carrying costs	431
Carrying amount, land and improvements	2,290
Carrying amount, buildings and improvements	9,217
Carrying amount, total	11,507
Accumulated depreciation	$ 1,400
Date acquired	May 30, 2014
Heath Brook Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,470
Initial cost, buildings and improvements	8,353
Costs capitalized subsequent to acquisition, carrying costs	340
Carrying amount, land and improvements	3,528
Carrying amount, buildings and improvements	8,635
Carrying amount, total	12,163
Accumulated depreciation	$ 1,399
Date acquired	May 30, 2014
Park View Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,701
Initial cost, buildings and improvements	9,303
Costs capitalized subsequent to acquisition, carrying costs	415
Carrying amount, land and improvements	5,737
Carrying amount, buildings and improvements	9,682
Carrying amount, total	15,419
Accumulated depreciation	$ 1,547
Date acquired	May 30, 2014
St. Johns Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,599
Initial cost, buildings and improvements	10,387
Costs capitalized subsequent to acquisition, carrying costs	553
Carrying amount, land and improvements	1,731
Carrying amount, buildings and improvements	10,808
Carrying amount, total	12,539
Accumulated depreciation	$ 1,620
Date acquired	May 30, 2014
West Creek Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,079
Initial cost, land and improvements	7,404
Initial cost, buildings and improvements	12,710
Costs capitalized subsequent to acquisition, carrying costs	590
Carrying amount, land and improvements	7,526
Carrying amount, buildings and improvements	13,178
Carrying amount, total	20,704
Accumulated depreciation	$ 1,821
Date acquired	May 30, 2014
Lovejoy Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,296
Initial cost, buildings and improvements	7,029
Costs capitalized subsequent to acquisition, carrying costs	550
Carrying amount, land and improvements	1,352
Carrying amount, buildings and improvements	7,523
Carrying amount, total	8,875
Accumulated depreciation	$ 1,118
Date acquired	Jun. 03, 2014
The Orchards
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,425
Initial cost, buildings and improvements	8,743
Costs capitalized subsequent to acquisition, carrying costs	269
Carrying amount, land and improvements	5,596
Carrying amount, buildings and improvements	8,841
Carrying amount, total	14,437
Accumulated depreciation	$ 1,480
Date acquired	Jun. 03, 2014
Hannaford Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,614
Initial cost, buildings and improvements	7,903
Costs capitalized subsequent to acquisition, carrying costs	228
Carrying amount, land and improvements	4,715
Carrying amount, buildings and improvements	8,030
Carrying amount, total	12,745
Accumulated depreciation	$ 1,139
Date acquired	Jun. 23, 2014
Shaw's Plaza Easton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,520
Initial cost, buildings and improvements	7,173
Costs capitalized subsequent to acquisition, carrying costs	412
Carrying amount, land and improvements	5,727
Carrying amount, buildings and improvements	7,378
Carrying amount, total	13,105
Accumulated depreciation	$ 1,323
Date acquired	Jun. 23, 2014
Shaw's Plaza Hanover
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,826
Initial cost, buildings and improvements	5,314
Costs capitalized subsequent to acquisition, carrying costs	10
Carrying amount, land and improvements	2,826
Carrying amount, buildings and improvements	5,324
Carrying amount, total	8,150
Accumulated depreciation	$ 855
Date acquired	Jun. 23, 2014
Cushing Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,752
Initial cost, buildings and improvements	14,796
Costs capitalized subsequent to acquisition, carrying costs	345
Carrying amount, land and improvements	6,029
Carrying amount, buildings and improvements	14,864
Carrying amount, total	20,893
Accumulated depreciation	$ 2,071
Date acquired	Jun. 23, 2014
Lynnwood Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,341
Initial cost, buildings and improvements	4,826
Costs capitalized subsequent to acquisition, carrying costs	1,190
Carrying amount, land and improvements	3,523
Carrying amount, buildings and improvements	5,834
Carrying amount, total	9,357
Accumulated depreciation	$ 1,154
Date acquired	Jul. 28, 2014
Battle Ridge Pavilion
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,124
Initial cost, buildings and improvements	9,866
Costs capitalized subsequent to acquisition, carrying costs	296
Carrying amount, land and improvements	3,220
Carrying amount, buildings and improvements	10,066
Carrying amount, total	13,286
Accumulated depreciation	$ 1,584
Date acquired	Aug. 01, 2014
Thompson Valley Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,912
Initial cost, land and improvements	5,759
Initial cost, buildings and improvements	17,387
Costs capitalized subsequent to acquisition, carrying costs	913
Carrying amount, land and improvements	5,961
Carrying amount, buildings and improvements	18,098
Carrying amount, total	24,059
Accumulated depreciation	$ 2,718
Date acquired	Aug. 01, 2014
Lumina Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 8,296
Initial cost, land and improvements	2,006
Initial cost, buildings and improvements	11,250
Costs capitalized subsequent to acquisition, carrying costs	469
Carrying amount, land and improvements	2,046
Carrying amount, buildings and improvements	11,679
Carrying amount, total	13,725
Accumulated depreciation	$ 1,552
Date acquired	Aug. 04, 2014
Driftwood Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,811
Initial cost, buildings and improvements	12,993
Costs capitalized subsequent to acquisition, carrying costs	924
Carrying amount, land and improvements	7,176
Carrying amount, buildings and improvements	13,552
Carrying amount, total	20,728
Accumulated depreciation	$ 2,059
Date acquired	Aug. 07, 2014
French Golden Gate
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,599
Initial cost, buildings and improvements	12,877
Costs capitalized subsequent to acquisition, carrying costs	1,278
Carrying amount, land and improvements	2,671
Carrying amount, buildings and improvements	14,083
Carrying amount, total	16,754
Accumulated depreciation	$ 1,901
Date acquired	Aug. 28, 2014
Orchard Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,539
Initial cost, land and improvements	1,361
Initial cost, buildings and improvements	11,550
Costs capitalized subsequent to acquisition, carrying costs	198
Carrying amount, land and improvements	1,427
Carrying amount, buildings and improvements	11,682
Carrying amount, total	13,109
Accumulated depreciation	$ 1,727
Date acquired	Sep. 08, 2014
Trader Joe's Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,338
Initial cost, buildings and improvements	7,922
Costs capitalized subsequent to acquisition, carrying costs	664
Carrying amount, land and improvements	2,520
Carrying amount, buildings and improvements	8,404
Carrying amount, total	10,924
Accumulated depreciation	$ 1,314
Date acquired	Sep. 11, 2014
Palmetto Pavilion
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,509
Initial cost, buildings and improvements	8,526
Costs capitalized subsequent to acquisition, carrying costs	494
Carrying amount, land and improvements	2,946
Carrying amount, buildings and improvements	8,583
Carrying amount, total	11,529
Accumulated depreciation	$ 1,236
Date acquired	Sep. 11, 2014
Five Town Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,912
Initial cost, buildings and improvements	19,635
Costs capitalized subsequent to acquisition, carrying costs	4,719
Carrying amount, land and improvements	9,901
Carrying amount, buildings and improvements	23,365
Carrying amount, total	33,266
Accumulated depreciation	$ 3,960
Date acquired	Sep. 24, 2014
Beavercreek Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	14,055
Initial cost, buildings and improvements	30,799
Costs capitalized subsequent to acquisition, carrying costs	413
Carrying amount, land and improvements	14,367
Carrying amount, buildings and improvements	30,900
Carrying amount, total	45,267
Accumulated depreciation	$ 5,017
Date acquired	Oct. 24, 2014
Fairfield Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,571
Initial cost, buildings and improvements	10,026
Costs capitalized subsequent to acquisition, carrying costs	69
Carrying amount, land and improvements	3,605
Carrying amount, buildings and improvements	10,061
Carrying amount, total	13,666
Accumulated depreciation	$ 1,484
Date acquired	Oct. 24, 2014
Grayson Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,952
Initial cost, buildings and improvements	5,620
Costs capitalized subsequent to acquisition, carrying costs	404
Carrying amount, land and improvements	4,006
Carrying amount, buildings and improvements	5,970
Carrying amount, total	9,976
Accumulated depreciation	$ 1,351
Date acquired	Oct. 24, 2014
The Fresh Market Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,442
Initial cost, buildings and improvements	4,941
Costs capitalized subsequent to acquisition, carrying costs	76
Carrying amount, land and improvements	2,442
Carrying amount, buildings and improvements	5,017
Carrying amount, total	7,459
Accumulated depreciation	$ 774
Date acquired	Oct. 28, 2014
Claremont Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,511
Initial cost, buildings and improvements	10,544
Costs capitalized subsequent to acquisition, carrying costs	880
Carrying amount, land and improvements	5,741
Carrying amount, buildings and improvements	11,194
Carrying amount, total	16,935
Accumulated depreciation	$ 1,633
Date acquired	Nov. 06, 2014
Juan Tabo Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,466
Initial cost, buildings and improvements	4,568
Costs capitalized subsequent to acquisition, carrying costs	573
Carrying amount, land and improvements	2,592
Carrying amount, buildings and improvements	5,015
Carrying amount, total	7,607
Accumulated depreciation	$ 989
Date acquired	Nov. 12, 2014
Cherry Hill Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,641
Initial cost, buildings and improvements	10,137
Costs capitalized subsequent to acquisition, carrying costs	1,934
Carrying amount, land and improvements	4,858
Carrying amount, buildings and improvements	11,854
Carrying amount, total	16,712
Accumulated depreciation	$ 1,710
Date acquired	Dec. 17, 2014
Shoppes at Ardrey Kell
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,724
Initial cost, buildings and improvements	8,150
Costs capitalized subsequent to acquisition, carrying costs	648
Carrying amount, land and improvements	6,850
Carrying amount, buildings and improvements	8,672
Carrying amount, total	15,522
Accumulated depreciation	$ 1,459
Date acquired	Dec. 17, 2014
Nor'Wood Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,358
Initial cost, buildings and improvements	6,684
Costs capitalized subsequent to acquisition, carrying costs	453
Carrying amount, land and improvements	5,429
Carrying amount, buildings and improvements	7,066
Carrying amount, total	12,495
Accumulated depreciation	$ 1,216
Date acquired	Jan. 08, 2015
Sunburst Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,435
Initial cost, buildings and improvements	6,041
Costs capitalized subsequent to acquisition, carrying costs	519
Carrying amount, land and improvements	3,527
Carrying amount, buildings and improvements	6,468
Carrying amount, total	9,995
Accumulated depreciation	$ 1,204
Date acquired	Feb. 11, 2015
Rivermont Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 2,191
Initial cost, land and improvements	6,876
Initial cost, buildings and improvements	8,917
Costs capitalized subsequent to acquisition, carrying costs	714
Carrying amount, land and improvements	7,098
Carrying amount, buildings and improvements	9,409
Carrying amount, total	16,507
Accumulated depreciation	$ 1,923
Date acquired	Feb. 27, 2015
Breakfast Point Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,579
Initial cost, buildings and improvements	12,051
Costs capitalized subsequent to acquisition, carrying costs	467
Carrying amount, land and improvements	5,769
Carrying amount, buildings and improvements	12,328
Carrying amount, total	18,097
Accumulated depreciation	$ 1,661
Date acquired	Mar. 13, 2015
Falcon Valley
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,131
Initial cost, buildings and improvements	6,874
Costs capitalized subsequent to acquisition, carrying costs	215
Carrying amount, land and improvements	3,312
Carrying amount, buildings and improvements	6,908
Carrying amount, total	10,220
Accumulated depreciation	$ 1,024
Date acquired	Mar. 13, 2015
Lake Wales
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,273
Initial cost, buildings and improvements	2,164
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	1,273
Carrying amount, buildings and improvements	2,164
Carrying amount, total	3,437
Accumulated depreciation	$ 323
Date acquired	Mar. 13, 2015
Lakeshore Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,857
Initial cost, buildings and improvements	5,937
Costs capitalized subsequent to acquisition, carrying costs	32
Carrying amount, land and improvements	3,857
Carrying amount, buildings and improvements	5,969
Carrying amount, total	9,826
Accumulated depreciation	$ 1,140
Date acquired	Mar. 13, 2015
Onalaska
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,669
Initial cost, buildings and improvements	5,648
Costs capitalized subsequent to acquisition, carrying costs	1
Carrying amount, land and improvements	2,670
Carrying amount, buildings and improvements	5,648
Carrying amount, total	8,318
Accumulated depreciation	$ 938
Date acquired	Mar. 13, 2015
Coronado Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,395
Initial cost, buildings and improvements	16,461
Costs capitalized subsequent to acquisition, carrying costs	1,573
Carrying amount, land and improvements	4,464
Carrying amount, buildings and improvements	17,965
Carrying amount, total	22,429
Accumulated depreciation	$ 1,870
Date acquired	May 01, 2015
Northwoods Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	10,092
Initial cost, buildings and improvements	14,437
Costs capitalized subsequent to acquisition, carrying costs	195
Carrying amount, land and improvements	10,230
Carrying amount, buildings and improvements	14,494
Carrying amount, total	24,724
Accumulated depreciation	$ 1,826
Date acquired	May 24, 2016
Murphy Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	28,652
Initial cost, buildings and improvements	33,122
Costs capitalized subsequent to acquisition, carrying costs	452
Carrying amount, land and improvements	28,828
Carrying amount, buildings and improvements	33,398
Carrying amount, total	62,226
Accumulated depreciation	$ 2,393
Date acquired	Jun. 24, 2016
Harbour Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,630
Initial cost, buildings and improvements	16,727
Costs capitalized subsequent to acquisition, carrying costs	473
Carrying amount, land and improvements	5,910
Carrying amount, buildings and improvements	16,920
Carrying amount, total	22,830
Accumulated depreciation	$ 1,005
Date acquired	Sep. 22, 2016
Oak Mill Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 1,242
Initial cost, land and improvements	6,843
Initial cost, buildings and improvements	13,692
Costs capitalized subsequent to acquisition, carrying costs	689
Carrying amount, land and improvements	7,288
Carrying amount, buildings and improvements	13,936
Carrying amount, total	21,224
Accumulated depreciation	$ 1,179
Date acquired	Oct. 03, 2016
Southern Palms
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 24,350
Initial cost, land and improvements	10,026
Initial cost, buildings and improvements	24,346
Costs capitalized subsequent to acquisition, carrying costs	416
Carrying amount, land and improvements	10,279
Carrying amount, buildings and improvements	24,509
Carrying amount, total	34,788
Accumulated depreciation	$ 1,659
Date acquired	Oct. 26, 2016
Golden Eagle Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,455
Initial cost, land and improvements	3,068
Initial cost, buildings and improvements	7,735
Costs capitalized subsequent to acquisition, carrying costs	230
Carrying amount, land and improvements	3,098
Carrying amount, buildings and improvements	7,935
Carrying amount, total	11,033
Accumulated depreciation	$ 471
Date acquired	Oct. 27, 2016
Georgesville Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	11,137
Initial cost, buildings and improvements	19,663
Costs capitalized subsequent to acquisition, carrying costs	593
Carrying amount, land and improvements	11,415
Carrying amount, buildings and improvements	19,978
Carrying amount, total	31,393
Accumulated depreciation	$ 1,313
Date acquired	Dec. 15, 2016
Atwater Marketplace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,116
Initial cost, buildings and improvements	7,597
Costs capitalized subsequent to acquisition, carrying costs	357
Carrying amount, land and improvements	6,280
Carrying amount, buildings and improvements	7,790
Carrying amount, total	14,070
Accumulated depreciation	$ 437
Date acquired	Feb. 10, 2017
Rocky Ridge Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 22,049
Initial cost, land and improvements	5,449
Initial cost, buildings and improvements	29,207
Costs capitalized subsequent to acquisition, carrying costs	215
Carrying amount, land and improvements	5,571
Carrying amount, buildings and improvements	29,300
Carrying amount, total	34,871
Accumulated depreciation	$ 762
Date acquired	Apr. 18, 2017
Greentree Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,955
Initial cost, buildings and improvements	8,718
Costs capitalized subsequent to acquisition, carrying costs	461
Carrying amount, land and improvements	3,244
Carrying amount, buildings and improvements	8,890
Carrying amount, total	12,134
Accumulated depreciation	$ 289
Date acquired	May 05, 2017
Titusville Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,632
Initial cost, buildings and improvements	9,133
Costs capitalized subsequent to acquisition, carrying costs	487
Carrying amount, land and improvements	3,828
Carrying amount, buildings and improvements	9,424
Carrying amount, total	13,252
Accumulated depreciation	$ 305
Date acquired	Jun. 15, 2017
Sierra Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,603
Initial cost, land and improvements	9,011
Initial cost, buildings and improvements	17,989
Costs capitalized subsequent to acquisition, carrying costs	701
Carrying amount, land and improvements	9,174
Carrying amount, buildings and improvements	18,527
Carrying amount, total	27,701
Accumulated depreciation	$ 429
Date acquired	Jun. 20, 2017
Hoffman Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,941
Initial cost, buildings and improvements	22,871
Costs capitalized subsequent to acquisition, carrying costs	310
Carrying amount, land and improvements	9,160
Carrying amount, buildings and improvements	22,962
Carrying amount, total	32,122
Accumulated depreciation	$ 357
Date acquired	Sep. 05, 2017
Winter Springs Town Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,871
Initial cost, buildings and improvements	18,892
Costs capitalized subsequent to acquisition, carrying costs	86
Carrying amount, land and improvements	4,943
Carrying amount, buildings and improvements	18,906
Carrying amount, total	23,849
Accumulated depreciation	$ 140
Date acquired	Oct. 20, 2017
Flynn Crossing Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,581
Initial cost, buildings and improvements	16,075
Costs capitalized subsequent to acquisition, carrying costs	1
Carrying amount, land and improvements	6,582
Carrying amount, buildings and improvements	16,075
Carrying amount, total	22,657
Accumulated depreciation	$ 126
Date acquired	Oct. 26, 2017
Vaughn's at East North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,704
Initial cost, buildings and improvements	3,077
Costs capitalized subsequent to acquisition, carrying costs	101
Carrying amount, land and improvements	1,704
Carrying amount, buildings and improvements	3,178
Carrying amount, total	4,882
Accumulated depreciation	$ 78
Date acquired	Oct. 04, 2017
Ashland Junction [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,987
Initial cost, buildings and improvements	6,043
Costs capitalized subsequent to acquisition, carrying costs	107
Carrying amount, land and improvements	5,058
Carrying amount, buildings and improvements	6,079
Carrying amount, total	11,137
Accumulated depreciation	$ 144
Date acquired	Oct. 04, 2017
Barclay Place Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,984
Initial cost, buildings and improvements	7,061
Costs capitalized subsequent to acquisition, carrying costs	237
Carrying amount, land and improvements	2,012
Carrying amount, buildings and improvements	7,270
Carrying amount, total	9,282
Accumulated depreciation	$ 122
Date acquired	Oct. 04, 2017
Barnwell Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,190
Initial cost, buildings and improvements	1,883
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	1,190
Carrying amount, buildings and improvements	1,883
Carrying amount, total	3,073
Accumulated depreciation	$ 69
Date acquired	Oct. 04, 2017
Birdneck Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,900
Initial cost, buildings and improvements	3,249
Costs capitalized subsequent to acquisition, carrying costs	147
Carrying amount, land and improvements	1,925
Carrying amount, buildings and improvements	3,371
Carrying amount, total	5,296
Accumulated depreciation	$ 63
Date acquired	Oct. 04, 2017
Cactus Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,313
Initial cost, buildings and improvements	5,854
Costs capitalized subsequent to acquisition, carrying costs	199
Carrying amount, land and improvements	4,313
Carrying amount, buildings and improvements	6,053
Carrying amount, total	10,366
Accumulated depreciation	$ 86
Date acquired	Oct. 04, 2017
Center Stage Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,746
Initial cost, buildings and improvements	9,519
Costs capitalized subsequent to acquisition, carrying costs	55
Carrying amount, land and improvements	4,792
Carrying amount, buildings and improvements	9,528
Carrying amount, total	14,320
Accumulated depreciation	$ 160
Date acquired	Oct. 04, 2017
Civic Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,448
Initial cost, buildings and improvements	1,961
Costs capitalized subsequent to acquisition, carrying costs	(19)
Carrying amount, land and improvements	2,448
Carrying amount, buildings and improvements	1,942
Carrying amount, total	4,390
Accumulated depreciation	$ 109
Date acquired	Oct. 04, 2017
Countryside Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,923
Initial cost, buildings and improvements	12,288
Costs capitalized subsequent to acquisition, carrying costs	186
Carrying amount, land and improvements	2,949
Carrying amount, buildings and improvements	12,448
Carrying amount, total	15,397
Accumulated depreciation	$ 169
Date acquired	Oct. 04, 2017
Crossroads Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,722
Initial cost, buildings and improvements	2,718
Costs capitalized subsequent to acquisition, carrying costs	69
Carrying amount, land and improvements	1,760
Carrying amount, buildings and improvements	2,749
Carrying amount, total	4,509
Accumulated depreciation	$ 63
Date acquired	Oct. 04, 2017
Dunlop Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,420
Initial cost, buildings and improvements	4,892
Costs capitalized subsequent to acquisition, carrying costs	235
Carrying amount, land and improvements	2,420
Carrying amount, buildings and improvements	5,127
Carrying amount, total	7,547
Accumulated depreciation	$ 78
Date acquired	Oct. 04, 2017
Edgecombe Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,412
Initial cost, buildings and improvements	2,258
Costs capitalized subsequent to acquisition, carrying costs	221
Carrying amount, land and improvements	1,412
Carrying amount, buildings and improvements	2,479
Carrying amount, total	3,891
Accumulated depreciation	$ 82
Date acquired	Oct. 04, 2017
Emporia West Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	872
Initial cost, buildings and improvements	3,380
Costs capitalized subsequent to acquisition, carrying costs	108
Carrying amount, land and improvements	872
Carrying amount, buildings and improvements	3,488
Carrying amount, total	4,360
Accumulated depreciation	$ 65
Date acquired	Oct. 04, 2017
Fairview Park Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,913
Initial cost, buildings and improvements	12,225
Costs capitalized subsequent to acquisition, carrying costs	127
Carrying amount, land and improvements	3,913
Carrying amount, buildings and improvements	12,352
Carrying amount, total	16,265
Accumulated depreciation	$ 353
Date acquired	Oct. 04, 2017
Forest Park Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,007
Initial cost, buildings and improvements	5,789
Costs capitalized subsequent to acquisition, carrying costs	105
Carrying amount, land and improvements	4,007
Carrying amount, buildings and improvements	5,894
Carrying amount, total	9,901
Accumulated depreciation	$ 121
Date acquired	Oct. 04, 2017
Gateway Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,330
Initial cost, buildings and improvements	8,092
Costs capitalized subsequent to acquisition, carrying costs	13
Carrying amount, land and improvements	2,330
Carrying amount, buildings and improvements	8,105
Carrying amount, total	10,435
Accumulated depreciation	$ 98
Date acquired	Oct. 04, 2017
Geist Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,873
Initial cost, buildings and improvements	6,760
Costs capitalized subsequent to acquisition, carrying costs	27
Carrying amount, land and improvements	3,873
Carrying amount, buildings and improvements	6,787
Carrying amount, total	10,660
Accumulated depreciation	$ 99
Date acquired	Oct. 04, 2017
Goshen Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,555
Initial cost, buildings and improvements	4,616
Costs capitalized subsequent to acquisition, carrying costs	11
Carrying amount, land and improvements	1,561
Carrying amount, buildings and improvements	4,621
Carrying amount, total	6,182
Accumulated depreciation	$ 98
Date acquired	Oct. 04, 2017
Governors Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,460
Initial cost, buildings and improvements	9,772
Costs capitalized subsequent to acquisition, carrying costs	249
Carrying amount, land and improvements	6,460
Carrying amount, buildings and improvements	10,021
Carrying amount, total	16,481
Accumulated depreciation	$ 185
Date acquired	Oct. 04, 2017
Greenwood West Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,224
Initial cost, buildings and improvements	5,674
Costs capitalized subsequent to acquisition, carrying costs	105
Carrying amount, land and improvements	1,223
Carrying amount, buildings and improvements	5,780
Carrying amount, total	7,003
Accumulated depreciation	$ 125
Date acquired	Oct. 04, 2017
Guadalupe Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,920
Initial cost, buildings and improvements	7,885
Costs capitalized subsequent to acquisition, carrying costs	47
Carrying amount, land and improvements	2,920
Carrying amount, buildings and improvements	7,932
Carrying amount, total	10,852
Accumulated depreciation	$ 98
Date acquired	Oct. 04, 2017
The Village Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,363
Initial cost, buildings and improvements	8,145
Costs capitalized subsequent to acquisition, carrying costs	678
Carrying amount, land and improvements	2,363
Carrying amount, buildings and improvements	8,823
Carrying amount, total	11,186
Accumulated depreciation	$ 133
Date acquired	Oct. 04, 2017
Heritage Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,190
Initial cost, land and improvements	2,390
Initial cost, buildings and improvements	7,404
Costs capitalized subsequent to acquisition, carrying costs	13
Carrying amount, land and improvements	2,390
Carrying amount, buildings and improvements	7,417
Carrying amount, total	9,807
Accumulated depreciation	$ 144
Date acquired	Oct. 04, 2017
Hickory Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,136
Initial cost, land and improvements	2,927
Initial cost, buildings and improvements	5,099
Costs capitalized subsequent to acquisition, carrying costs	4
Carrying amount, land and improvements	2,927
Carrying amount, buildings and improvements	5,103
Carrying amount, total	8,030
Accumulated depreciation	$ 82
Date acquired	Oct. 04, 2017
Highland Fair [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,332
Initial cost, land and improvements	3,263
Initial cost, buildings and improvements	7,912
Costs capitalized subsequent to acquisition, carrying costs	172
Carrying amount, land and improvements	3,264
Carrying amount, buildings and improvements	8,083
Carrying amount, total	11,347
Accumulated depreciation	$ 98
Date acquired	Oct. 04, 2017
High Point Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,386
Initial cost, buildings and improvements	7,433
Costs capitalized subsequent to acquisition, carrying costs	95
Carrying amount, land and improvements	3,386
Carrying amount, buildings and improvements	7,528
Carrying amount, total	10,914
Accumulated depreciation	$ 172
Date acquired	Oct. 04, 2017
Jackson Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,606
Initial cost, buildings and improvements	6,952
Costs capitalized subsequent to acquisition, carrying costs	243
Carrying amount, land and improvements	1,612
Carrying amount, buildings and improvements	7,189
Carrying amount, total	8,801
Accumulated depreciation	$ 149
Date acquired	Oct. 04, 2017
Mayfair Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	15,343
Initial cost, buildings and improvements	16,439
Costs capitalized subsequent to acquisition, carrying costs	151
Carrying amount, land and improvements	15,343
Carrying amount, buildings and improvements	16,590
Carrying amount, total	31,933
Accumulated depreciation	$ 246
Date acquired	Oct. 04, 2017
LaPlata Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,434
Initial cost, buildings and improvements	22,838
Costs capitalized subsequent to acquisition, carrying costs	50
Carrying amount, land and improvements	8,456
Carrying amount, buildings and improvements	22,866
Carrying amount, total	31,322
Accumulated depreciation	$ 261
Date acquired	Oct. 04, 2017
Lafayette Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,703
Initial cost, land and improvements	5,387
Initial cost, buildings and improvements	5,636
Costs capitalized subsequent to acquisition, carrying costs	40
Carrying amount, land and improvements	5,387
Carrying amount, buildings and improvements	5,676
Carrying amount, total	11,063
Accumulated depreciation	$ 239
Date acquired	Oct. 04, 2017
Landen Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,081
Initial cost, buildings and improvements	3,462
Costs capitalized subsequent to acquisition, carrying costs	80
Carrying amount, land and improvements	2,081
Carrying amount, buildings and improvements	3,542
Carrying amount, total	5,623
Accumulated depreciation	$ 78
Date acquired	Oct. 04, 2017
Marlon City Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,811
Initial cost, buildings and improvements	6,103
Costs capitalized subsequent to acquisition, carrying costs	267
Carrying amount, land and improvements	2,846
Carrying amount, buildings and improvements	6,335
Carrying amount, total	9,181
Accumulated depreciation	$ 164
Date acquired	Oct. 04, 2017
Melbourne Village Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,418
Initial cost, buildings and improvements	7,218
Costs capitalized subsequent to acquisition, carrying costs	551
Carrying amount, land and improvements	5,508
Carrying amount, buildings and improvements	7,679
Carrying amount, total	13,187
Accumulated depreciation	$ 191
Date acquired	Oct. 04, 2017
Commerce Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,027
Initial cost, buildings and improvements	8,267
Costs capitalized subsequent to acquisition, carrying costs	218
Carrying amount, land and improvements	6,027
Carrying amount, buildings and improvements	8,485
Carrying amount, total	14,512
Accumulated depreciation	$ 161
Date acquired	Oct. 04, 2017
Upper Deerfield Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,073
Initial cost, buildings and improvements	5,770
Costs capitalized subsequent to acquisition, carrying costs	437
Carrying amount, land and improvements	5,073
Carrying amount, buildings and improvements	6,207
Carrying amount, total	11,280
Accumulated depreciation	$ 197
Date acquired	Oct. 04, 2017
Monfort Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,357
Initial cost, buildings and improvements	3,545
Costs capitalized subsequent to acquisition, carrying costs	9
Carrying amount, land and improvements	2,357
Carrying amount, buildings and improvements	3,554
Carrying amount, total	5,911
Accumulated depreciation	$ 59
Date acquired	Oct. 04, 2017
Mountain Park Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,814
Initial cost, land and improvements	6,118
Initial cost, buildings and improvements	6,637
Costs capitalized subsequent to acquisition, carrying costs	31
Carrying amount, land and improvements	6,118
Carrying amount, buildings and improvements	6,668
Carrying amount, total	12,786
Accumulated depreciation	$ 92
Date acquired	Oct. 04, 2017
Nordan Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,911
Initial cost, buildings and improvements	6,691
Costs capitalized subsequent to acquisition, carrying costs	125
Carrying amount, land and improvements	1,911
Carrying amount, buildings and improvements	6,816
Carrying amount, total	8,727
Accumulated depreciation	$ 111
Date acquired	Oct. 04, 2017
Northside Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,406
Initial cost, buildings and improvements	5,122
Costs capitalized subsequent to acquisition, carrying costs	467
Carrying amount, land and improvements	1,416
Carrying amount, buildings and improvements	5,579
Carrying amount, total	6,995
Accumulated depreciation	$ 98
Date acquired	Oct. 04, 2017
Page Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,553
Initial cost, buildings and improvements	4,277
Costs capitalized subsequent to acquisition, carrying costs	139
Carrying amount, land and improvements	2,559
Carrying amount, buildings and improvements	4,410
Carrying amount, total	6,969
Accumulated depreciation	$ 100
Date acquired	Oct. 04, 2017
Palmetto Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,732
Initial cost, buildings and improvements	7,193
Costs capitalized subsequent to acquisition, carrying costs	202
Carrying amount, land and improvements	2,739
Carrying amount, buildings and improvements	7,388
Carrying amount, total	10,127
Accumulated depreciation	$ 105
Date acquired	Oct. 04, 2017
Park Place Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,347
Initial cost, buildings and improvements	8,303
Costs capitalized subsequent to acquisition, carrying costs	183
Carrying amount, land and improvements	2,370
Carrying amount, buildings and improvements	8,463
Carrying amount, total	10,833
Accumulated depreciation	$ 125
Date acquired	Oct. 04, 2017
Parkway Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,416
Initial cost, buildings and improvements	5,170
Costs capitalized subsequent to acquisition, carrying costs	318
Carrying amount, land and improvements	3,416
Carrying amount, buildings and improvements	5,488
Carrying amount, total	8,904
Accumulated depreciation	$ 110
Date acquired	Oct. 04, 2017
Parsons Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,048
Initial cost, land and improvements	3,465
Initial cost, buildings and improvements	10,747
Costs capitalized subsequent to acquisition, carrying costs	128
Carrying amount, land and improvements	3,471
Carrying amount, buildings and improvements	10,869
Carrying amount, total	14,340
Accumulated depreciation	$ 158
Date acquired	Oct. 04, 2017
Portland Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,408
Initial cost, buildings and improvements	5,214
Costs capitalized subsequent to acquisition, carrying costs	44
Carrying amount, land and improvements	1,408
Carrying amount, buildings and improvements	5,258
Carrying amount, total	6,666
Accumulated depreciation	$ 83
Date acquired	Oct. 04, 2017
Promenade Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,513
Initial cost, buildings and improvements	6,037
Costs capitalized subsequent to acquisition, carrying costs	288
Carrying amount, land and improvements	6,513
Carrying amount, buildings and improvements	6,325
Carrying amount, total	12,838
Accumulated depreciation	$ 209
Date acquired	Oct. 04, 2017
Quail Valley Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,452
Initial cost, buildings and improvements	11,396
Costs capitalized subsequent to acquisition, carrying costs	351
Carrying amount, land and improvements	2,452
Carrying amount, buildings and improvements	11,747
Carrying amount, total	14,199
Accumulated depreciation	$ 163
Date acquired	Oct. 04, 2017
Hillside Sal Lake WAG [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 2,044
Initial cost, land and improvements	691
Initial cost, buildings and improvements	1,739
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	691
Carrying amount, buildings and improvements	1,739
Carrying amount, total	2,430
Accumulated depreciation	$ 18
Date acquired	Oct. 04, 2017
Rolling Hills Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 8,941
Initial cost, land and improvements	5,398
Initial cost, buildings and improvements	11,762
Costs capitalized subsequent to acquisition, carrying costs	66
Carrying amount, land and improvements	5,398
Carrying amount, buildings and improvements	11,828
Carrying amount, total	17,226
Accumulated depreciation	$ 166
Date acquired	Oct. 04, 2017
South Oaks Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 3,418
Initial cost, land and improvements	1,742
Initial cost, buildings and improvements	5,093
Costs capitalized subsequent to acquisition, carrying costs	22
Carrying amount, land and improvements	1,742
Carrying amount, buildings and improvements	5,115
Carrying amount, total	6,857
Accumulated depreciation	$ 140
Date acquired	Oct. 04, 2017
East Pointe Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,496
Initial cost, buildings and improvements	11,293
Costs capitalized subsequent to acquisition, carrying costs	565
Carrying amount, land and improvements	7,505
Carrying amount, buildings and improvements	11,849
Carrying amount, total	19,354
Accumulated depreciation	$ 272
Date acquired	Oct. 04, 2017
Southgate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,246
Initial cost, buildings and improvements	22,672
Costs capitalized subsequent to acquisition, carrying costs	102
Carrying amount, land and improvements	4,251
Carrying amount, buildings and improvements	22,769
Carrying amount, total	27,020
Accumulated depreciation	$ 308
Date acquired	Oct. 04, 2017
Country Club Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,000
Initial cost, buildings and improvements	5,430
Costs capitalized subsequent to acquisition, carrying costs	139
Carrying amount, land and improvements	3,000
Carrying amount, buildings and improvements	5,569
Carrying amount, total	8,569
Accumulated depreciation	$ 93
Date acquired	Oct. 04, 2017
Summerville Galleria [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,104
Initial cost, buildings and improvements	8,552
Costs capitalized subsequent to acquisition, carrying costs	246
Carrying amount, land and improvements	4,235
Carrying amount, buildings and improvements	8,667
Carrying amount, total	12,902
Accumulated depreciation	$ 131
Date acquired	Oct. 04, 2017
The Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,876
Initial cost, buildings and improvements	6,668
Costs capitalized subsequent to acquisition, carrying costs	71
Carrying amount, land and improvements	3,931
Carrying amount, buildings and improvements	6,684
Carrying amount, total	10,615
Accumulated depreciation	$ 154
Date acquired	Oct. 04, 2017
Riverplace Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,890
Initial cost, buildings and improvements	3,661
Costs capitalized subsequent to acquisition, carrying costs	490
Carrying amount, land and improvements	3,890
Carrying amount, buildings and improvements	4,151
Carrying amount, total	8,041
Accumulated depreciation	$ 103
Date acquired	Oct. 04, 2017
Timberlake Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,427
Initial cost, buildings and improvements	1,979
Costs capitalized subsequent to acquisition, carrying costs	20
Carrying amount, land and improvements	2,426
Carrying amount, buildings and improvements	2,000
Carrying amount, total	4,426
Accumulated depreciation	$ 62
Date acquired	Oct. 04, 2017
Town & Country Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 2,200
Initial cost, land and improvements	2,268
Initial cost, buildings and improvements	4,372
Costs capitalized subsequent to acquisition, carrying costs	16
Carrying amount, land and improvements	2,279
Carrying amount, buildings and improvements	4,377
Carrying amount, total	6,656
Accumulated depreciation	$ 79
Date acquired	Oct. 04, 2017
Powell Villa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,364
Initial cost, buildings and improvements	7,016
Costs capitalized subsequent to acquisition, carrying costs	398
Carrying amount, land and improvements	3,364
Carrying amount, buildings and improvements	7,414
Carrying amount, total	10,778
Accumulated depreciation	$ 75
Date acquired	Oct. 04, 2017
Towne Crossing Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,358
Initial cost, buildings and improvements	15,389
Costs capitalized subsequent to acquisition, carrying costs	341
Carrying amount, land and improvements	5,358
Carrying amount, buildings and improvements	15,730
Carrying amount, total	21,088
Accumulated depreciation	$ 212
Date acquired	Oct. 04, 2017
Village at Waterford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 4,474
Initial cost, land and improvements	2,702
Initial cost, buildings and improvements	5,021
Costs capitalized subsequent to acquisition, carrying costs	178
Carrying amount, land and improvements	2,702
Carrying amount, buildings and improvements	5,199
Carrying amount, total	7,901
Accumulated depreciation	$ 77
Date acquired	Oct. 04, 2017
Buckingham Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,087
Initial cost, buildings and improvements	6,392
Costs capitalized subsequent to acquisition, carrying costs	384
Carrying amount, land and improvements	2,087
Carrying amount, buildings and improvements	6,776
Carrying amount, total	8,863
Accumulated depreciation	$ 89
Date acquired	Oct. 04, 2017
Western Square Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,013
Initial cost, buildings and improvements	3,302
Costs capitalized subsequent to acquisition, carrying costs	102
Carrying amount, land and improvements	1,013
Carrying amount, buildings and improvements	3,404
Carrying amount, total	4,417
Accumulated depreciation	$ 103
Date acquired	Oct. 04, 2017
White Oaks Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,140
Initial cost, buildings and improvements	4,476
Costs capitalized subsequent to acquisition, carrying costs	454
Carrying amount, land and improvements	3,149
Carrying amount, buildings and improvements	4,921
Carrying amount, total	8,070
Accumulated depreciation	$ 207
Date acquired	Oct. 04, 2017
Windsor Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,488
Initial cost, buildings and improvements	5,186
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	2,488
Carrying amount, buildings and improvements	5,186
Carrying amount, total	7,674
Accumulated depreciation	$ 106
Date acquired	Oct. 04, 2017
Winery Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,288
Initial cost, buildings and improvements	13,975
Costs capitalized subsequent to acquisition, carrying costs	408
Carrying amount, land and improvements	4,347
Carrying amount, buildings and improvements	14,324
Carrying amount, total	18,671
Accumulated depreciation	$ 182
Date acquired	Oct. 04, 2017
12 West Marketplace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	835
Initial cost, buildings and improvements	3,538
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	835
Carrying amount, buildings and improvements	3,538
Carrying amount, total	4,373
Accumulated depreciation	$ 95
Date acquired	Oct. 04, 2017
Orchard Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 1,658
Initial cost, land and improvements	2,537
Initial cost, buildings and improvements	5,260
Costs capitalized subsequent to acquisition, carrying costs	106
Carrying amount, land and improvements	2,537
Carrying amount, buildings and improvements	5,366
Carrying amount, total	7,903
Accumulated depreciation	$ 105
Date acquired	Oct. 04, 2017
Willowbrook Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,384
Initial cost, buildings and improvements	5,983
Costs capitalized subsequent to acquisition, carrying costs	41
Carrying amount, land and improvements	5,384
Carrying amount, buildings and improvements	6,024
Carrying amount, total	11,408
Accumulated depreciation	$ 98
Date acquired	Oct. 04, 2017
Edgewood Towne Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	10,029
Initial cost, buildings and improvements	22,357
Costs capitalized subsequent to acquisition, carrying costs	278
Carrying amount, land and improvements	10,029
Carrying amount, buildings and improvements	22,635
Carrying amount, total	32,664
Accumulated depreciation	$ 356
Date acquired	Oct. 04, 2017
Everson Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,222
Initial cost, buildings and improvements	8,421
Costs capitalized subsequent to acquisition, carrying costs	17
Carrying amount, land and improvements	4,222
Carrying amount, buildings and improvements	8,438
Carrying amount, total	12,660
Accumulated depreciation	$ 133
Date acquired	Oct. 04, 2017
Gleneagles Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,892
Initial cost, buildings and improvements	8,149
Costs capitalized subsequent to acquisition, carrying costs	8
Carrying amount, land and improvements	3,892
Carrying amount, buildings and improvements	8,157
Carrying amount, total	12,049
Accumulated depreciation	$ 113
Date acquired	Oct. 04, 2017
Village Square of Delafield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,206
Initial cost, buildings and improvements	6,582
Costs capitalized subsequent to acquisition, carrying costs	300
Carrying amount, land and improvements	6,219
Carrying amount, buildings and improvements	6,869
Carrying amount, total	13,088
Accumulated depreciation	$ 116
Date acquired	Oct. 04, 2017
Jasper Manor [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,684
Initial cost, buildings and improvements	6,535
Costs capitalized subsequent to acquisition, carrying costs	27
Carrying amount, land and improvements	2,684
Carrying amount, buildings and improvements	6,562
Carrying amount, total	9,246
Accumulated depreciation	$ 220
Date acquired	Oct. 04, 2017
Eastland Shoppes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,463
Initial cost, buildings and improvements	10,746
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	3,463
Carrying amount, buildings and improvements	10,746
Carrying amount, total	14,209
Accumulated depreciation	$ 172
Date acquired	Oct. 04, 2017
Pipestone Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,894
Initial cost, buildings and improvements	10,765
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	1,894
Carrying amount, buildings and improvements	10,765
Carrying amount, total	12,659
Accumulated depreciation	$ 187
Date acquired	Oct. 04, 2017
Northlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 8,668
Initial cost, land and improvements	2,327
Initial cost, buildings and improvements	11,776
Costs capitalized subsequent to acquisition, carrying costs	130
Carrying amount, land and improvements	2,367
Carrying amount, buildings and improvements	11,866
Carrying amount, total	14,233
Accumulated depreciation	$ 132
Date acquired	Oct. 04, 2017
Corporate and Other [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	0
Initial cost, buildings and improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequen tTo Acquisition Carrying Costs Adjustment	(389)
RealEstateAndAccumulatedDepreciationCarryingAmountOfLandAdjustment	(164)
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements Adjustment	(225)
Real Estate, Gross, Adjustments	(389)
Accumulated depreciation	$ 0